Regulatory Capital Matters (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Actual and required Bank capital amounts
Total Capital to risk weighted assets Bank, Actual	$ 66,300	$ 67,300
Total Capital to risk weighted assets Bank, Actual, Ratio	19.10%	18.90%
Total Capital to risk weighted assets Bank, Required For Capital Adequacy Purposes	27,700	28,400
Total Capital to risk weighted assets Bank, Required For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total Capital to risk weighted assets Bank, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations	34,600	35,600
Total Capital to risk weighted assets Bank, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations, Ratio	10.00%	10.00%
Tier 1 (Core) Capital to risk weighted assets Bank, Actual	62,400	63,000
Tier 1 (Core) Capital to risk weighted assets Bank, Actual, Ratio	18.00%	17.70%
Tier 1 (Core) Capital to risk weighted assets Bank, Required For Capital Adequacy Purposes	13,900	14,200
Tier 1 (Core) Capital to risk weighted assets Bank, Required For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 (Core) Capital to risk weighted assets Bank, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations	20,800	21,300
Tier 1 (Core) Capital to risk weighted assets Bank, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations, Ratio	6.00%	6.00%
Tier 1 (Core) Capital to average assets Bank	62,400	63,000
Tier 1 (Core) Capital to average assets Bank, Ratio	13.00%	13.40%
Tier 1 (Core) Capital to average assets Bank, Required For Capital Adequacy Purposes	19,200	18,800
Tier 1 (Core) Capital to average assets Bank, Required For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 (Core) Capital to average assets Bank, Required For Capital Adequacy Purposes, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations	$ 24,000	$ 23,500
Tier 1 (Core) Capital to average assets Bank, Required For Capital Adequacy Purposes, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations, Ratio	5.00%	5.00%